Income taxes (Detail 4) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 62,898	$ 67,603
of which: related to the US
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	16,932	19,213
of which: related to the UK
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	39,640	38,293
of which: related to other locations
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	6,325	10,097
Within 1 year
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	384	387
From 2 to 5 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	8,350	9,491
From 6 to 10 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,440	3,127
From 11 to 20 years
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	3,007	3,760
No expiry
Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	$ 47,717	$ 50,838